Share-based compensation - Schedule of Valuation Inputs (Details)			12 Months Ended
	Dec. 06, 2022 SFr / shares	Jun. 12, 2022 SFr / shares	Dec. 31, 2023 yr $ / shares	Dec. 31, 2022 year $ / shares	Dec. 18, 2023 SFr / shares	Sep. 26, 2023 SFr / shares	Sep. 23, 2023 SFr / shares	Jun. 23, 2023 SFr / shares	Apr. 01, 2023 SFr / shares	Mar. 28, 2023 SFr / shares	Mar. 27, 2023 SFr / shares	Mar. 09, 2023 SFr / shares	Mar. 01, 2023 SFr / shares	Dec. 19, 2022 SFr / shares	Sep. 23, 2022 SFr / shares	Jun. 24, 2022 SFr / shares	Mar. 31, 2022 SFr / shares	Feb. 18, 2022 SFr / shares
LTIP 2020 | Class A options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on measurement date		SFr 16.83
Share Options [Abstract]
Expected dividend as percentage, share options granted		0.00%
LTIP 2020 | Class A options | Minimum
Share Options [Abstract]
Exercise price (CHF per share)		SFr 7.26
Option value (in CHF per share)		6.18
LTIP 2020 | Class A options | Maximum
Share Options [Abstract]
Exercise price (CHF per share)		10.65
Option value (in CHF per share)		9.57
LTIP 2020 | Class B options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on measurement date		1.68
Share Options [Abstract]
Exercise price (CHF per share)		0.73
Expected dividend as percentage, share options granted	0.00%
Option value (in CHF per share)		SFr 0.96
LTIP 2020 | Class A shares
Share Options [Abstract]
Exercise price (CHF per share) | $ / shares			$ 8.28	$ 8.28
LTIP 2020 | Class B
Share Options [Abstract]
Exercise price (CHF per share) | $ / shares			$ 0.77	$ 0.77
LTIP 2021 | Restricted share units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on measurement date	SFr 16.83				SFr 26.52	SFr 23.81		SFr 26.72	SFr 28.34	SFr 27.34		SFr 19.87					SFr 23.22
Share Options [Abstract]
Maximum term of awards granted			2.2	1.2
LTIP 2021 | Performance share units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on measurement date					26.52	23.81	SFr 16.84	26.72	SFr 28.34	SFr 27.34				SFr 15.25		SFr 18.13	23.22
Share Options [Abstract]
Maximum term of awards granted			2.2	2.2
Tax Recognition 2022 | Class A shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on measurement date													SFr 20.84	15.25
Founders' Plan 2021 | Class A shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on measurement date													SFr 20.84
BoD 2019 | Restricted share units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on measurement date					SFr 26.52	SFr 23.81		SFr 26.72			SFr 27.71			SFr 15.25	SFr 16.84	SFr 18.13	SFr 23.22	SFr 23.04